Schwab Annuity Portfolios
Schwab S&P 500 Index Portfolio

Portfolio Holdings as of September 30, 2024 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Automobiles & Components 1.7%
Aptiv PLC *	13,338	960,469
BorgWarner, Inc.	11,303	410,186
Ford Motor Co.	196,035	2,070,130
General Motors Co.	56,433	2,530,456
Tesla, Inc. *	139,312	36,448,198
		42,419,439

Banks 3.1%
Bank of America Corp.	338,959	13,449,893
Citigroup, Inc.	95,806	5,997,456
Citizens Financial Group, Inc.	22,504	924,239
Fifth Third Bancorp	33,974	1,455,446
Huntington Bancshares, Inc.	72,888	1,071,454
JPMorgan Chase & Co.	142,860	30,123,460
KeyCorp	46,586	780,315
M&T Bank Corp.	8,384	1,493,358
PNC Financial Services Group, Inc.	19,959	3,689,421
Regions Financial Corp.	46,060	1,074,580
Truist Financial Corp.	67,231	2,875,470
U.S. Bancorp	78,342	3,582,580
Wells Fargo & Co.	170,903	9,654,310
		76,171,982

Capital Goods 5.8%
3M Co.	27,582	3,770,459
A.O. Smith Corp.	6,058	544,190
Allegion PLC	4,398	640,965
AMETEK, Inc.	11,618	1,994,927
Axon Enterprise, Inc. *	3,605	1,440,558
Boeing Co. *	29,390	4,468,456
Builders FirstSource, Inc. *	5,846	1,133,306
Carrier Global Corp.	42,149	3,392,573
Caterpillar, Inc.	24,346	9,522,208
Cummins, Inc.	6,878	2,227,028
Deere & Co.	12,867	5,369,785
Dover Corp.	6,912	1,325,307
Eaton Corp. PLC	19,988	6,624,823
Emerson Electric Co.	28,751	3,144,497
Fastenal Co.	28,744	2,052,896
Fortive Corp.	17,545	1,384,827
GE Vernova, Inc. *	13,793	3,516,939
Generac Holdings, Inc. *	3,048	484,266
General Dynamics Corp.	12,947	3,912,583
General Electric Co.	54,443	10,266,861
Honeywell International, Inc.	32,694	6,758,177
Howmet Aerospace, Inc.	20,493	2,054,423
Hubbell, Inc.	2,700	1,156,545
Huntington Ingalls Industries, Inc.	1,983	524,266
IDEX Corp.	3,807	816,601
Illinois Tool Works, Inc.	13,556	3,552,621
Ingersoll Rand, Inc.	20,252	1,987,936
Johnson Controls International PLC	33,532	2,602,419
L3Harris Technologies, Inc.	9,524	2,265,474
Lockheed Martin Corp.	10,652	6,226,733
Masco Corp.	10,931	917,548
SECURITY	NUMBER OF SHARES	VALUE ($)
Nordson Corp.	2,733	717,768
Northrop Grumman Corp.	6,902	3,644,739
Otis Worldwide Corp.	20,102	2,089,402
PACCAR, Inc.	26,318	2,597,060
Parker-Hannifin Corp.	6,454	4,077,766
Pentair PLC	8,350	816,546
Quanta Services, Inc.	7,409	2,208,993
Rockwell Automation, Inc.	5,695	1,528,880
RTX Corp.	66,792	8,092,519
Snap-on, Inc.	2,651	768,021
Stanley Black & Decker, Inc.	7,739	852,296
Textron, Inc.	9,402	832,829
Trane Technologies PLC	11,330	4,404,311
TransDigm Group, Inc.	2,814	4,015,944
United Rentals, Inc.	3,343	2,706,927
Westinghouse Air Brake Technologies Corp.	8,791	1,597,940
WW Grainger, Inc.	2,230	2,316,546
Xylem, Inc.	12,192	1,646,286
		140,994,970

Commercial & Professional Services 1.2%
Amentum Holdings, Inc. *	6,297	203,078
Automatic Data Processing, Inc.	20,476	5,666,324
Broadridge Financial Solutions, Inc.	5,864	1,260,936
Cintas Corp.	17,204	3,541,960
Copart, Inc. *	43,971	2,304,080
Dayforce, Inc. *	7,941	486,386
Equifax, Inc.	6,214	1,826,046
Jacobs Solutions, Inc.	6,297	824,277
Leidos Holdings, Inc.	6,800	1,108,400
Paychex, Inc.	16,089	2,158,983
Paycom Software, Inc.	2,439	406,264
Republic Services, Inc.	10,250	2,058,610
Rollins, Inc.	14,125	714,443
Veralto Corp.	12,405	1,387,623
Verisk Analytics, Inc.	7,150	1,915,914
Waste Management, Inc.	18,336	3,806,554
		29,669,878

Consumer Discretionary Distribution & Retail 5.7%
Amazon.com, Inc. *	469,015	87,391,565
AutoZone, Inc. *	858	2,702,734
Best Buy Co., Inc.	9,853	1,017,815
CarMax, Inc. *	7,837	606,427
eBay, Inc.	24,552	1,598,581
Genuine Parts Co.	7,006	978,598
Home Depot, Inc.	49,788	20,174,098
LKQ Corp.	13,124	523,910
Lowe's Cos., Inc.	28,609	7,748,748
O'Reilly Automotive, Inc. *	2,912	3,353,459
Pool Corp.	1,928	726,470
Ross Stores, Inc.	16,744	2,520,139
TJX Cos., Inc.	56,740	6,669,220
Tractor Supply Co.	5,415	1,575,386
Ulta Beauty, Inc. *	2,396	932,331
		138,519,481

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Consumer Durables & Apparel 0.8%
Deckers Outdoor Corp. *	7,655	1,220,590
DR Horton, Inc.	14,732	2,810,424
Garmin Ltd.	7,718	1,358,599
Hasbro, Inc.	6,549	473,624
Lennar Corp., Class A	12,132	2,274,507
Lululemon Athletica, Inc. *	5,765	1,564,333
Mohawk Industries, Inc. *	2,656	426,766
NIKE, Inc., Class B	60,322	5,332,465
NVR, Inc. *	154	1,511,017
PulteGroup, Inc.	10,415	1,494,865
Ralph Lauren Corp.	2,023	392,199
Tapestry, Inc.	11,488	539,706
		19,399,095

Consumer Services 1.9%
Airbnb, Inc., Class A *	22,092	2,801,487
Booking Holdings, Inc.	1,683	7,088,998
Caesars Entertainment, Inc. *	10,884	454,298
Carnival Corp. *	50,801	938,802
Chipotle Mexican Grill, Inc. *	68,759	3,961,894
Darden Restaurants, Inc.	5,928	972,963
Domino's Pizza, Inc.	1,754	754,466
Expedia Group, Inc. *	6,258	926,309
Hilton Worldwide Holdings, Inc.	12,370	2,851,285
Las Vegas Sands Corp.	17,730	892,528
Marriott International, Inc., Class A	11,730	2,916,078
McDonald's Corp.	36,016	10,967,232
MGM Resorts International *	11,578	452,584
Norwegian Cruise Line Holdings Ltd. *	22,179	454,891
Royal Caribbean Cruises Ltd.	11,891	2,108,988
Starbucks Corp.	56,898	5,546,986
Wynn Resorts Ltd.	4,749	455,334
Yum! Brands, Inc.	14,114	1,971,867
		46,516,990

Consumer Staples Distribution & Retail 1.9%
Costco Wholesale Corp.	22,260	19,733,935
Dollar General Corp.	11,048	934,329
Dollar Tree, Inc. *	10,142	713,185
Kroger Co.	33,333	1,909,981
Sysco Corp.	24,679	1,926,443
Target Corp.	23,227	3,620,160
Walgreens Boots Alliance, Inc.	36,312	325,356
Walmart, Inc.	218,088	17,610,606
		46,773,995

Energy 3.3%
APA Corp.	18,583	454,540
Baker Hughes Co.	49,880	1,803,162
Chevron Corp.	85,403	12,577,300
ConocoPhillips	58,313	6,139,193
Coterra Energy, Inc.	36,916	884,138
Devon Energy Corp.	31,440	1,229,933
Diamondback Energy, Inc.	9,406	1,621,594
EOG Resources, Inc.	28,551	3,509,774
EQT Corp.	29,851	1,093,741
Exxon Mobil Corp.	223,086	26,150,141
Halliburton Co.	44,509	1,292,986
Hess Corp.	13,877	1,884,497
Kinder Morgan, Inc.	96,942	2,141,449
Marathon Oil Corp.	27,932	743,829
Marathon Petroleum Corp.	16,805	2,737,702
Occidental Petroleum Corp.	33,803	1,742,207
ONEOK, Inc.	29,328	2,672,661
SECURITY	NUMBER OF SHARES	VALUE ($)
Phillips 66	21,017	2,762,685
Schlumberger NV	71,293	2,990,741
Targa Resources Corp.	11,000	1,628,110
Valero Energy Corp.	16,086	2,172,092
Williams Cos., Inc.	61,201	2,793,826
		81,026,301

Equity Real Estate Investment Trusts (REITs) 2.2%
Alexandria Real Estate Equities, Inc.	7,812	927,675
American Tower Corp.	23,452	5,453,997
AvalonBay Communities, Inc.	7,128	1,605,582
BXP, Inc.	7,230	581,726
Camden Property Trust	5,358	661,874
Crown Castle, Inc.	21,817	2,588,151
Digital Realty Trust, Inc.	15,454	2,500,921
Equinix, Inc.	4,767	4,231,332
Equity Residential	17,119	1,274,681
Essex Property Trust, Inc.	3,229	953,911
Extra Space Storage, Inc.	10,642	1,917,582
Federal Realty Investment Trust	3,796	436,426
Healthpeak Properties, Inc.	35,396	809,506
Host Hotels & Resorts, Inc.	35,459	624,078
Invitation Homes, Inc.	28,588	1,008,013
Iron Mountain, Inc.	14,730	1,750,366
Kimco Realty Corp.	33,847	785,927
Mid-America Apartment Communities, Inc.	5,876	933,696
Prologis, Inc.	46,488	5,870,505
Public Storage	7,908	2,877,484
Realty Income Corp.	43,734	2,773,610
Regency Centers Corp.	8,271	597,414
SBA Communications Corp.	5,404	1,300,743
Simon Property Group, Inc.	15,387	2,600,711
UDR, Inc.	14,978	679,103
Ventas, Inc.	20,737	1,329,864
VICI Properties, Inc.	52,452	1,747,176
Welltower, Inc.	29,057	3,720,168
Weyerhaeuser Co.	36,665	1,241,477
		53,783,699

Financial Services 7.6%
American Express Co.	28,202	7,648,382
Ameriprise Financial, Inc.	4,932	2,317,103
Bank of New York Mellon Corp.	37,079	2,664,497
Berkshire Hathaway, Inc., Class B *	91,975	42,332,414
BlackRock, Inc.	6,993	6,639,923
Blackstone, Inc.	36,118	5,530,749
Capital One Financial Corp.	19,171	2,870,474
Cboe Global Markets, Inc.	5,232	1,071,880
Charles Schwab Corp. (a)	74,401	4,821,929
CME Group, Inc.	18,082	3,989,793
Corpay, Inc. *	3,486	1,090,281
Discover Financial Services	12,603	1,768,075
FactSet Research Systems, Inc.	1,917	881,532
Fidelity National Information Services, Inc.	27,389	2,293,829
Fiserv, Inc. *	28,913	5,194,221
Franklin Resources, Inc.	15,534	313,010
Global Payments, Inc.	12,773	1,308,211
Goldman Sachs Group, Inc.	15,860	7,852,445
Intercontinental Exchange, Inc.	28,839	4,632,697
Invesco Ltd.	22,352	392,501
Jack Henry & Associates, Inc.	3,666	647,196
KKR & Co., Inc.	33,868	4,422,483
MarketAxess Holdings, Inc.	1,906	488,317
Mastercard, Inc., Class A	41,419	20,452,702
Moody's Corp.	7,866	3,733,125

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Morgan Stanley	62,564	6,521,671
MSCI, Inc.	3,950	2,302,574
Nasdaq, Inc.	20,790	1,517,878
Northern Trust Corp.	10,128	911,824
PayPal Holdings, Inc. *	51,329	4,005,202
Raymond James Financial, Inc.	9,283	1,136,796
S&P Global, Inc.	16,082	8,308,283
State Street Corp.	14,998	1,326,873
Synchrony Financial	19,840	989,619
T. Rowe Price Group, Inc.	11,229	1,223,175
Visa, Inc., Class A	83,875	23,061,431
		186,663,095

Food, Beverage & Tobacco 2.6%
Altria Group, Inc.	85,662	4,372,189
Archer-Daniels-Midland Co.	23,999	1,433,700
Brown-Forman Corp., Class B	9,177	451,508
Bunge Global SA	7,098	685,951
Campbell Soup Co.	9,894	484,014
Coca-Cola Co.	194,744	13,994,304
Conagra Brands, Inc.	24,043	781,878
Constellation Brands, Inc., Class A	7,865	2,026,732
General Mills, Inc.	27,936	2,063,074
Hershey Co.	7,410	1,421,090
Hormel Foods Corp.	14,599	462,788
J.M. Smucker Co.	5,340	646,674
Kellanova	13,469	1,087,083
Keurig Dr. Pepper, Inc.	53,128	1,991,237
Kraft Heinz Co.	44,287	1,554,917
Lamb Weston Holdings, Inc.	7,262	470,142
McCormick & Co., Inc. - Non Voting Shares	12,661	1,042,000
Molson Coors Beverage Co., Class B	8,810	506,751
Mondelez International, Inc., Class A	67,059	4,940,237
Monster Beverage Corp. *	35,399	1,846,766
PepsiCo, Inc.	68,962	11,726,988
Philip Morris International, Inc.	78,068	9,477,455
Tyson Foods, Inc., Class A	14,385	856,771
		64,324,249

Health Care Equipment & Services 4.8%
Abbott Laboratories	87,362	9,960,142
Align Technology, Inc. *	3,521	895,461
Baxter International, Inc.	25,628	973,095
Becton Dickinson & Co.	14,512	3,498,843
Boston Scientific Corp. *	73,950	6,197,010
Cardinal Health, Inc.	12,249	1,353,759
Cencora, Inc.	8,762	1,972,151
Centene Corp. *	26,406	1,987,844
Cigna Group	14,035	4,862,285
Cooper Cos., Inc. *	9,996	1,102,959
CVS Health Corp.	63,127	3,969,426
DaVita, Inc. *	2,315	379,498
Dexcom, Inc. *	20,168	1,352,063
Edwards Lifesciences Corp. *	30,246	1,995,934
Elevance Health, Inc.	11,642	6,053,840
GE HealthCare Technologies, Inc.	22,929	2,151,887
HCA Healthcare, Inc.	9,329	3,791,585
Henry Schein, Inc. *	6,440	469,476
Hologic, Inc. *	11,591	944,203
Humana, Inc.	6,044	1,914,377
IDEXX Laboratories, Inc. *	4,132	2,087,569
Insulet Corp. *	3,512	817,418
Intuitive Surgical, Inc. *	17,811	8,750,010
Labcorp Holdings, Inc.	4,239	947,332
McKesson Corp.	6,512	3,219,663
Medtronic PLC	64,400	5,797,932
SECURITY	NUMBER OF SHARES	VALUE ($)
Molina Healthcare, Inc. *	2,947	1,015,418
Quest Diagnostics, Inc.	5,587	867,382
ResMed, Inc.	7,377	1,800,873
Solventum Corp. *	6,902	481,207
STERIS PLC	4,969	1,205,181
Stryker Corp.	17,215	6,219,091
Teleflex, Inc.	2,369	585,901
UnitedHealth Group, Inc.	46,364	27,108,103
Universal Health Services, Inc., Class B	2,984	683,366
Zimmer Biomet Holdings, Inc.	10,220	1,103,249
		118,515,533

Household & Personal Products 1.3%
Church & Dwight Co., Inc.	12,293	1,287,323
Clorox Co.	6,246	1,017,536
Colgate-Palmolive Co.	41,022	4,258,494
Estee Lauder Cos., Inc., Class A	11,719	1,168,267
Kenvue, Inc.	96,141	2,223,741
Kimberly-Clark Corp.	16,906	2,405,386
Procter & Gamble Co.	118,192	20,470,854
		32,831,601

Insurance 2.2%
Aflac, Inc.	25,303	2,828,875
Allstate Corp.	13,259	2,514,569
American International Group, Inc.	32,315	2,366,427
Aon PLC, Class A	10,908	3,774,059
Arch Capital Group Ltd. *	18,806	2,104,015
Arthur J Gallagher & Co.	10,988	3,091,694
Assurant, Inc.	2,615	520,019
Brown & Brown, Inc.	11,890	1,231,804
Chubb Ltd.	18,864	5,440,189
Cincinnati Financial Corp.	7,874	1,071,809
Erie Indemnity Co., Class A	1,252	675,855
Everest Group Ltd.	2,186	856,540
Globe Life, Inc.	4,507	477,336
Hartford Financial Services Group, Inc.	14,712	1,730,278
Loews Corp.	9,131	721,806
Marsh & McLennan Cos., Inc.	24,695	5,509,208
MetLife, Inc.	29,531	2,435,717
Principal Financial Group, Inc.	10,701	919,216
Progressive Corp.	29,409	7,462,828
Prudential Financial, Inc.	17,921	2,170,233
Travelers Cos., Inc.	11,444	2,679,269
W.R. Berkley Corp.	15,030	852,652
Willis Towers Watson PLC	5,099	1,501,809
		52,936,207

Materials 2.2%
Air Products & Chemicals, Inc.	11,161	3,323,076
Albemarle Corp.	5,898	558,600
Amcor PLC	72,691	823,589
Avery Dennison Corp.	4,051	894,299
Ball Corp.	15,225	1,033,930
Celanese Corp.	5,478	744,789
CF Industries Holdings, Inc.	9,046	776,147
Corteva, Inc.	34,747	2,042,776
Dow, Inc.	35,159	1,920,736
DuPont de Nemours, Inc.	20,951	1,866,944
Eastman Chemical Co.	5,917	662,408
Ecolab, Inc.	12,712	3,245,755
FMC Corp.	6,253	412,323
Freeport-McMoRan, Inc.	72,143	3,601,378
International Flavors & Fragrances, Inc.	12,835	1,346,776
International Paper Co.	17,468	853,312
Linde PLC	24,136	11,509,493

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
LyondellBasell Industries NV, Class A	13,062	1,252,646
Martin Marietta Materials, Inc.	3,067	1,650,813
Mosaic Co.	16,164	432,872
Newmont Corp.	57,618	3,079,682
Nucor Corp.	11,913	1,791,000
Packaging Corp. of America	4,483	965,638
PPG Industries, Inc.	11,699	1,549,649
Sherwin-Williams Co.	11,652	4,447,219
Smurfit WestRock PLC	24,760	1,223,639
Steel Dynamics, Inc.	7,202	908,028
Vulcan Materials Co.	6,627	1,659,600
		54,577,117

Media & Entertainment 7.9%
Alphabet, Inc., Class A	294,183	48,790,251
Alphabet, Inc., Class C	241,166	40,320,544
Charter Communications, Inc., Class A *	4,873	1,579,242
Comcast Corp., Class A	193,956	8,101,542
Electronic Arts, Inc.	12,073	1,731,751
Fox Corp., Class A	17,374	735,441
Interpublic Group of Cos., Inc.	18,982	600,401
Live Nation Entertainment, Inc. *	7,860	860,591
Match Group, Inc. *	12,943	489,763
Meta Platforms, Inc., Class A	109,696	62,794,378
Netflix, Inc. *	21,548	15,283,350
News Corp., Class A	24,884	662,661
Omnicom Group, Inc.	9,849	1,018,288
Paramount Global, Class B	29,815	316,635
Take-Two Interactive Software, Inc. *	8,185	1,258,116
Walt Disney Co.	91,055	8,758,581
Warner Bros Discovery, Inc. *	112,143	925,180
		194,226,715

Pharmaceuticals, Biotechnology & Life Sciences 6.7%
AbbVie, Inc.	88,691	17,514,699
Agilent Technologies, Inc.	14,647	2,174,787
Amgen, Inc.	26,980	8,693,226
Biogen, Inc. *	7,312	1,417,358
Bio-Techne Corp.	7,925	633,445
Bristol-Myers Squibb Co.	101,790	5,266,615
Catalent, Inc. *	9,072	549,491
Charles River Laboratories International, Inc. *	2,591	510,349
Danaher Corp.	32,274	8,972,817
Eli Lilly & Co.	39,609	35,091,197
Gilead Sciences, Inc.	62,508	5,240,671
Incyte Corp. *	7,996	528,536
IQVIA Holdings, Inc. *	8,694	2,060,217
Johnson & Johnson	120,865	19,587,382
Merck & Co., Inc.	127,273	14,453,122
Mettler-Toledo International, Inc. *	1,065	1,597,180
Moderna, Inc. *	16,984	1,135,041
Pfizer, Inc.	284,518	8,233,951
Regeneron Pharmaceuticals, Inc. *	5,329	5,602,058
Revvity, Inc.	6,206	792,816
Thermo Fisher Scientific, Inc.	19,181	11,864,791
Vertex Pharmaceuticals, Inc. *	12,960	6,027,437
Viatris, Inc.	59,883	695,242
Waters Corp. *	2,983	1,073,552
West Pharmaceutical Services, Inc.	3,625	1,088,080
Zoetis, Inc.	22,746	4,444,113
		165,248,173

SECURITY	NUMBER OF SHARES	VALUE ($)
Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A *	15,122	1,882,386
CoStar Group, Inc. *	20,527	1,548,557
		3,430,943

Semiconductors & Semiconductor Equipment 11.1%
Advanced Micro Devices, Inc. *	81,263	13,333,633
Analog Devices, Inc.	24,913	5,734,225
Applied Materials, Inc.	41,571	8,399,420
Broadcom, Inc.	233,722	40,317,045
Enphase Energy, Inc. *	6,843	773,396
First Solar, Inc. *	5,390	1,344,482
Intel Corp.	214,136	5,023,630
KLA Corp.	6,749	5,226,493
Lam Research Corp.	6,546	5,342,060
Microchip Technology, Inc.	26,924	2,161,728
Micron Technology, Inc.	55,674	5,773,950
Monolithic Power Systems, Inc.	2,448	2,263,176
NVIDIA Corp.	1,235,165	149,998,437
NXP Semiconductors NV	12,787	3,069,008
ON Semiconductor Corp. *	21,501	1,561,188
Qorvo, Inc. *	4,736	489,229
QUALCOMM, Inc.	55,932	9,511,237
Skyworks Solutions, Inc.	8,069	796,975
Teradyne, Inc.	8,189	1,096,753
Texas Instruments, Inc.	45,842	9,469,582
		271,685,647

Software & Services 11.5%
Accenture PLC, Class A	31,452	11,117,653
Adobe, Inc. *	22,263	11,527,336
Akamai Technologies, Inc. *	7,661	773,378
ANSYS, Inc. *	4,387	1,397,830
Autodesk, Inc. *	10,804	2,976,286
Cadence Design Systems, Inc. *	13,733	3,722,055
Cognizant Technology Solutions Corp., Class A	24,891	1,921,087
Crowdstrike Holdings, Inc., Class A *	11,593	3,251,489
EPAM Systems, Inc. *	2,855	568,231
Fair Isaac Corp. *	1,231	2,392,473
Fortinet, Inc. *	31,878	2,472,139
Gartner, Inc. *	3,870	1,961,161
Gen Digital, Inc.	27,199	746,069
GoDaddy, Inc., Class A *	7,088	1,111,257
International Business Machines Corp.	46,253	10,225,613
Intuit, Inc.	14,037	8,716,977
Microsoft Corp.	373,215	160,594,414
Oracle Corp.	80,257	13,675,793
Palantir Technologies, Inc., Class A *	101,111	3,761,329
Palo Alto Networks, Inc. *	16,259	5,557,326
PTC, Inc. *	6,022	1,087,934
Roper Technologies, Inc.	5,383	2,995,316
Salesforce, Inc.	48,655	13,317,360
ServiceNow, Inc. *	10,345	9,252,465
Synopsys, Inc. *	7,697	3,897,684
Tyler Technologies, Inc. *	2,134	1,245,658
VeriSign, Inc. *	4,211	799,922
		281,066,235

Technology Hardware & Equipment 9.1%
Amphenol Corp., Class A	60,417	3,936,772
Apple, Inc.	763,367	177,864,511
Arista Networks, Inc. *	12,935	4,964,712
CDW Corp.	6,705	1,517,342
Cisco Systems, Inc.	202,296	10,766,193

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Corning, Inc.	38,660	1,745,499
Dell Technologies, Inc., Class C	14,443	1,712,073
F5, Inc. *	2,948	649,150
Hewlett Packard Enterprise Co.	65,242	1,334,851
HP, Inc.	49,124	1,762,078
Jabil, Inc.	5,693	682,192
Juniper Networks, Inc.	16,527	644,222
Keysight Technologies, Inc. *	8,779	1,395,247
Motorola Solutions, Inc.	8,379	3,767,450
NetApp, Inc.	10,279	1,269,559
Seagate Technology Holdings PLC	10,542	1,154,665
Super Micro Computer, Inc. *	2,533	1,054,741
TE Connectivity PLC	15,251	2,302,749
Teledyne Technologies, Inc. *	2,347	1,027,188
Trimble, Inc. *	12,282	762,589
Western Digital Corp. *	16,422	1,121,458
Zebra Technologies Corp., Class A *	2,586	957,648
		222,392,889

Telecommunication Services 0.9%
AT&T, Inc.	360,012	7,920,264
T-Mobile U.S., Inc.	24,607	5,077,901
Verizon Communications, Inc.	211,363	9,492,312
		22,490,477

Transportation 1.5%
CH Robinson Worldwide, Inc.	5,889	649,969
CSX Corp.	97,311	3,360,149
Delta Air Lines, Inc.	32,190	1,634,930
Expeditors International of Washington, Inc.	7,104	933,466
FedEx Corp.	11,315	3,096,689
JB Hunt Transport Services, Inc.	4,029	694,317
Norfolk Southern Corp.	11,350	2,820,475
Old Dominion Freight Line, Inc.	9,467	1,880,525
Southwest Airlines Co.	30,098	891,804
Uber Technologies, Inc. *	105,419	7,923,292
Union Pacific Corp.	30,586	7,538,837
United Airlines Holdings, Inc. *	16,537	943,601
United Parcel Service, Inc., Class B	36,773	5,013,631
		37,381,685

Utilities 2.5%
AES Corp.	35,738	716,904
Alliant Energy Corp.	12,894	782,537
Ameren Corp.	13,412	1,173,014
SECURITY	NUMBER OF SHARES	VALUE ($)
American Electric Power Co., Inc.	26,742	2,743,729
American Water Works Co., Inc.	9,781	1,430,374
Atmos Energy Corp.	7,793	1,080,967
CenterPoint Energy, Inc.	32,715	962,475
CMS Energy Corp.	15,019	1,060,792
Consolidated Edison, Inc.	17,369	1,808,634
Constellation Energy Corp.	15,701	4,082,574
Dominion Energy, Inc.	42,122	2,434,230
DTE Energy Co.	10,407	1,336,363
Duke Energy Corp.	38,770	4,470,181
Edison International	19,346	1,684,843
Entergy Corp.	10,738	1,413,228
Evergy, Inc.	11,517	714,169
Eversource Energy	17,943	1,221,021
Exelon Corp.	50,200	2,035,610
FirstEnergy Corp.	25,748	1,141,924
NextEra Energy, Inc.	103,161	8,720,199
NiSource, Inc.	22,519	780,283
NRG Energy, Inc.	10,339	941,883
PG&E Corp.	107,328	2,121,875
Pinnacle West Capital Corp.	5,654	500,888
PPL Corp.	37,103	1,227,367
Public Service Enterprise Group, Inc.	25,022	2,232,213
Sempra	31,798	2,659,267
Southern Co.	54,913	4,952,054
Vistra Corp.	17,251	2,044,934
WEC Energy Group, Inc.	15,868	1,526,184
Xcel Energy, Inc.	27,942	1,824,613
		61,825,329
Total Common Stocks (Cost $1,174,286,769)		2,444,871,725
Total Investments in Securities (Cost $1,174,286,769)		2,444,871,725

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 12/20/24	29	8,430,663	163,541

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.

Below is a summary of the fund’s transactions with affiliated issuers during the period ended September 30, 2024:
SECURITY	VALUE AT 12/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 9/30/24	BALANCE OF SHARES HELD AT 9/30/24	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Financial Services 0.2%
Charles Schwab Corp.	$4,827,421	$460,666	($162,527 )	($31,788 )	($271,843 )	$4,821,929	74,401	$54,943

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$2,444,871,725	$—	$—	$2,444,871,725
Futures Contracts [2]	163,541	—	—	163,541
Total	$2,445,035,266	$—	$—	$2,445,035,266

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab S&P 500 Index Portfolio
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Schwab S&P 500 Index Portfolio
Notes to Portfolio Holdings (Unaudited) (continued)

The levels associated with valuing the fund’s investments as of September 30, 2024, are disclosed in the fund’s Portfolio Holdings.
REG47715SEP24